GOTTEX MULTI-ASSET FUNDS

Gottex Multi-Asset Endowment Fund – I

Gottex Multi-Asset Endowment Fund – II

Supplement to the Prospectus dated July 19, 2013

June 19, 2014

This Supplement to the Prospectus (the “Supplement”) for Gottex Multi-Asset Endowment Fund – I ("Feeder I") and Gottex Multi-Asset Endowment Fund – II ("Feeder II" and together with Feeder I, the "Feeder Funds") describes a change in the identity of the Portfolio Manager of the Funds. Commencing with the date of this Supplement, Michael Azlen and Kevin Maloney will assume the roles of Co-Portfolio Managers of the Funds. They will succeed William J. Landes who will no longer be the Portfolio Manager of the Funds.

The Prospectus is amended as follows:

1. The first paragraph under the heading “PRINCIPAL RISK FACTORS” on page 29 of the prospectus is replaced with the following:

An investment in the Shares entails substantial risks and is a speculative investment. There can be no assurance that the Funds' investment objective will be achieved. Unless expressly provided to the contrary: references to "the Fund" or "a Fund" include the Master Fund (and, as applicable, the Feeder Funds); references to the capitalized term "Portfolio Managers" include Sub-Advisers or managers of Portfolio Funds (but not Messrs. Maloney and Azlen in their capacity as the Adviser's portfolio managers of the Funds); and references to the Portfolio include, where applicable, Portfolio Sleeves, the Macro Market Asset Allocation Overlay and Portfolio Funds.

2. The disclosure under the heading “ADDITIONAL RISK FACTORS—Lack of Operating History” on page 58 of the Prospectus is replaced with the following:

Each of the Funds is recently formed and has a relatively limited operating history upon which investors can evaluate its performance. However, the Adviser, as well as the portfolio managers of the Fund, Kevin Maloney and Michael Azlen, and other personnel of the Adviser, have substantial experience in managing investment portfolios, including "endowment" style portfolios like the Master Fund. In addition, the Adviser and its personnel, including Messrs. Maloney and Azlen, manage investment funds and accounts that have investment programs that are similar to the investment program of the Funds. These funds and accounts are not registered under the 1940 Act, nor are they subject to related requirements of the Internal Revenue Code. See "Performance Information" and "Management of the Fund."

3. The disclosure under the heading “THE FUNDS” on page 60 of the Prospectus is replaced with the following:

Each Fund is registered under the 1940 Act as a diversified, closed-end management investment company. Each Fund was organized under an agreement and declaration of trust ("Declaration of Trust") on May 3, 2010 in the State of Delaware and has a relatively limited operating history. The Funds' principal office is located at 28 State Street, 40th Floor, Boston, MA 02109 and its telephone number is (617) 532-0200. The Adviser, Gottex Fund Management Ltd., a Delaware corporation, is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 (the "Advisers Act"), and serves as the investment adviser of each Fund. Kevin Maloney, a Senior Managing Director of the Adviser, and Michael Azlen, a Managing Director of the Adviser, serve as the Adviser's portfolio managers of the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve on the Board of Trustees of each Fund (the "Board"). See "Management of the Fund – The Board of Trustees" herein and "Management of the Fund" in the SAI.

4. The sub-section entitled “INVESTMENT PROGRAM— Investment Process— Investment Personnel and the Committee Structure Applicable to the Funds” on page 68 of the Prospectus is replaced with the following:

Investment Personnel

The Adviser employs a formal and structured process for making investment decisions with respect to the Funds. The Adviser's investment activities with respect to the Funds will be performed primarily by the Funds' portfolio managers, Kevin Maloney and Michael Azlen. Messrs. Maloney and Azlen are ultimately responsible for the Funds' portfolio allocations and investments, including the Macro Market Asset Allocation Overlay.

The Adviser also employs a team of analysts that provide critical support to the investment process. These analysts participate in the due diligence process, work with Messrs. Maloney and Azlen to identify attractive prospects within their assigned strategy and geography, and provide quantitative support to the portfolio management process. Each approved Portfolio Fund or Sub-Adviser is assigned to an individual analyst.

5. The disclosure under the heading “INVESTMENT PROGRAM— Investment Process— Risk Management” on page 69 of the Prospectus is replaced with the following:

As part of its overall mandate, Messrs. Maloney and Azlen are responsible for reviewing risk management information. This information is utilized in making decisions regarding investments in individual funds and managers and in decisions about the Asset Classes and strategy allocations for the Funds. To strengthen the Adviser's risk management capabilities and ensure adequate independence of the risk oversight function, the Adviser has established a separate risk management function to complement the fund and manager selection and Asset Class and strategy allocation functions of the Adviser.

6. The first two sentences under the heading “PERFORMANCE INFORMATION” on page 70 of the Prospectus are replaced with the following:

Each of the Funds is recently formed and has a relatively limited operating history. However, the Adviser, and its personnel, including Messrs. Maloney and Azlen, the Fund's portfolio managers, manage other accounts in accordance with an investment strategy that is substantially similar to that of the Fund.

7. The first paragraph under the heading “MANAGEMENT OF THE FUND—Portfolio Management” on page 72 of the Prospectus is replaced with the following:

The Adviser's investment advising activities with respect to the Funds will be performed primarily by the Funds' portfolio managers, Kevin Maloney and Michael Azlen. The background and experience Messrs. Maloney and Azlen are detailed below.

Mr. Maloney serves as a Senior Managing Director of the Adviser and co-portfolio manager of the Funds. Dr. Maloney is a United States citizen. He joined Gottex in September 2003 as Head of Manager Research. In 2008, Dr. Maloney became Chairman of the Research Committee, and also Head of Risk Management in 2009. In 2010, Dr. Maloney became a member of the Gottex Executive Committee. In 2012, Dr. Maloney became the Chief Investment Officer of the Fund of Hedge Funds Business at Gottex. Dr. Maloney was a professor of finance and economics at the Amos Tuck School of Business at Dartmouth College from 1983 to 1995. He has an MA and PhD in Finance and Economics from Washington University and a BA in Economics from Trinity College. Dr. Maloney has published a number of articles in academic and professional journals.

Mr. Azlen serves as a Managing Director of the Adviser and co-portfolio manager of the Funds. Prior to joining an affiliate of the Investment Adviser in 2013, Mr. Azlen served as CEO of the Frontier Investment Management LLP based in London. Mr. Azlen founded Frontier in 2004. He has more than 20 years’ experience in asset management including hedge funds, proprietary trading, structured products and equity derivatives. Mr. Azlen holds a Sloan Masters Degree in Business from the London Business School and is a Chartered Alternative Investment Analyst (CAIA) and a Certified Financial Planner (CFP).

The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of shares in the Funds.

8. The sub-section entitled “MANAGEMENT OF THE FUND—Portfolio Management—Multi-Asset Endowment Fund Research Committee” beginning on page 72 of the Prospectus is deleted.

9. The sub-section entitled “MANAGEMENT OF THE FUND—Portfolio Management—Asset Allocation Committee” beginning on page 73 of the Prospectus is revised to remove all references to William J. Landes.

10. The first sentence of the fourth paragraph under the heading “POTENTIAL CONFLICTS OF INTEREST—Participation in Investment Opportunities” on page 97 of the Prospectus is replaced with the following:

The Adviser, affiliates and their directors, managers, officers and employees (including the Adviser's portfolio managers of the Fund, Messrs. Maloney and Azlen) and other affiliated persons may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Funds.

11. The disclosure under the heading “Other Vehicle Performance Information” in Appendix B of the Prospectus is revised to remove all references to William J. Landes.

Please retain this Supplement for future reference.

GOTTEX MULTI-ASSET FUNDS

Gottex Multi-Asset Endowment Fund – I

Gottex Multi-Asset Endowment Fund – II

Supplement to the Statement of Additional Information (“SAI”) dated July 19, 2013

June 19, 2014

This Supplement to the SAI (the “Supplement”) for Gottex Multi-Asset Endowment Fund – I ("Feeder I") and Gottex Multi-Asset Endowment Fund – II ("Feeder II" and together with Feeder I, the "Feeder Funds") describes a change in the identity of the Portfolio Manager of the Funds. Commencing with the date of this Supplement, Michael Azlen and Kevin Maloney will assume the roles of Co-Portfolio Managers of the Funds. They will succeed William J. Landes who will no longer be the Portfolio Manager of the Funds.

The SAI is amended as follows:

1. The disclosure under the heading “PORTFOLIO MANAGER” on page A-15 of the SAI is revised to remove all references to William J. Landes.

2. The disclosure under the heading “PORTFOLIO MANAGER—Portfolio Manager Compensation” on page A-15 of the SAI is replaced with the following:

The compensation paid to Messrs. Maloney and Azlen consists of a base salary and a bonus based on the profits of the parent company of the Adviser. The level of profitability of the Adviser and its parent company is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

3. The disclosure under the heading “PORTFOLIO MANAGER—Securities Ownership of the Funds' Portfolio Manager” on page A-15 of the SAI is replaced with the following:

As of May 31, 2014, the dollar range of equity securities beneficially owned by Mr. Maloney was none in Feeder I, and over $1,000,000 in Feeder II.

As of May 31, 2014, the dollar range of equity securities beneficially owned by Mr. Azlen was none in Feeder I and Feeder II.

Please retain this Supplement for future reference.